Financial Instruments - Summary of Interest Rate Sensitivity Analysis (Details) - Interest rate risk - Variable interest rate financial liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure in tabular form of interest rate sensitivity analysis impact on profit before tax [line items]
Effect on financial statement	$ (89)	$ (186)
Effect on financial statement	$ 89	$ 186